Investment and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
December 31, 2022	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$10,202	$92,279	$-	$102,481
Non current Assets
Long-term investments
Common stocks	-	-	77,200	77,200
Total assets at fair value	$10,202	$92,279	$77,200	$179,681

December 31, 2021	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$23,527	$213,088	$-	$236,615
Non current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$23,527	$213,088	$77,200	$313,815

Schedule of fair value reconciliation of Level 3 assets
	Warrants	Common Stock
Balance at January 1, 2022	$-	$77,200
Change in unrealized (depreciation) appreciation, net	-	-
Balance at December 31, 2022	$-	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2022	-	-

Balance at January 1, 2021	$4,289	$-
Change in unrealized (depreciation) appreciation, net	(4,289)	-
Additions	-	77,200
Balance at December 31, 2021	$-	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2021	-	-

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
December 31, 2022	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2021	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Schedule of unrealized gains and losses
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Upward adjustments	$6,108,872	$-	$-
Downward adjustments and impairment	(520,821)	-	-
Total unrealized gain for non-marketable investments	$5,588,051	$-	$-

Schedule of carrying value of our non-marketable investments
	December 31, 2022	December 31, 2021
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	6,108,872	-
Downward adjustments and impairment	(520,821)	-
Total carrying value at the end of the year	$9,667,758	$4,079,707